Rational Equity Armor Fund

(the “Fund”)

Class A Shares: HDCAX	Class C Shares: HDCEX	Institutional Shares: HDCTX

August 30, 2024

The information in this Supplement amends certain information contained in the
Fund’s Summary Prospectus dated May 1, 2024

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The Fund’s primary benchmark for comparing its performance has changed from the S&P 500 Value Total Return Index® to the S&P 500 Total Return Index®. The Fund will continue to show the returns for the S&P 500 Value Total Return Index® as a secondary benchmark to compare its performance. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns
(For periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	2.95%	6.31%	2.81%
Return After Taxes on Distributions	2.87%	5.79%	1.10%
Return After Taxes on Distributions and Sale of Fund Shares	1.74%	4.81%	1.63%
Class A Shares
Return Before Taxes	(2.29)%	5.01%	2.05%
	1 Year	5 Years	Since Class C Inception (1/2/2014)
Class C Shares
Return Before Taxes	1.90%	5.24%	1.96%
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)(1)	26.29%	15.69%	12.03% (10 Year) 12.14% (Since 1/2/2014)
S&P 500 Value Total Return Index® (reflects no deduction for fees, expenses or taxes)(1)	22.23%	14.11%	10.01% (10 Year) 10.10% (Since 1/2/2014)
1.	Effective August 30, 2024, the Fund changed its broad-based securities market index from the S&P 500 Value Total Return Index® to the S&P 500 Total Return Index® in connection with new regulatory requirements.
1

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Funds each dated May 1, 2024, which provides information that you should know about the Funds before investing. This document is available upon request and without charge by calling the Funds toll-free at 1-800-253-0412 or by writing to Rational Funds, c/o Ultimus Fund Solutions, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474.

Please retain this Supplement for future reference.